FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT
 FINANCIAL RISK MANAGEMENT
The partnership recognizes that risk management is an integral part of good management practice.
As a result of holding financial instruments, the partnership is exposed to the following risks: capital risk, commodity price risk, liquidity risk, market risk (i.e. interest rate risk and foreign currency risk), and credit risk. The following is a description of these risks and how they are managed:
(a)Capital Risk Management
The capital structure of our partnership consists of debt, offset by cash and equity.

(US$ MILLIONS)	2018	2017
Corporate borrowings	$—	$—
Non-recourse subsidiary borrowings	10,866	3,265
Cash	(1,949)	(1,106)
Net debt	8,917	2,159
Total equity	6,494	6,064
Total capital and net debt	$15,411	$8,223
Net debt to capitalization ratio	58%	26%

The partnership manages its debt exposure by financing its operations with non-recourse subsidiary borrowings, ensuring a diversity of funding sources as well as managing its maturity profile. The partnership also borrows in the currencies where its subsidiaries operate, where possible, in order to mitigate its currency risk.
The partnership’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large scale development projects and acquisitions, the partnership will evaluate a variety of capital sources including proceeds from selling non-core and mature assets, equity and debt financing. The partnership will seek to raise additional equity if the partnership believes it can earn returns on these investments in excess of the cost of the incremental partnership capital.
As disclosed within Note 17, the partnership has various credit facilities in place. In certain cases, the facilities have financial covenants which are generally in the form of interest coverage ratios, leverage ratios and minimum equity or liquidity requirements. The partnership does not have any market capitalization covenants attached to any of its borrowings, nor does it have any other externally imposed capital requirements.
(b)    Commodity Price Risk Management
Commodity price risk is the risk that the fair value of financial instruments will fluctuate as a result of changes in commodity prices. Certain of the partnership’s operating subsidiaries are exposed to commodity price risk. A 10 basis point increase or decrease in commodity prices, as it relates to financial instruments, is not expected to have a material impact on the partnership’s net income.
(c)    Liquidity Risk Management
The partnership maintains sufficient financial liquidity to be able to meet ongoing operating requirements and to be able to participate in acquisitions. Principal liquidity needs for the next year include funding recurring expenses, meeting debt service payments, funding required capital expenditures and funding acquisition opportunities as they arise. The operating subsidiaries of the partnership also generate liquidity by accessing capital markets on an opportunistic basis.
The following tables detail the contractual maturities for the partnership’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which our partnership can be required to pay. The tables include both interest and principal cash flows:

	December 31, 2018
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$6,863	$364	$219	$192	$7,638
Interest-bearing liabilities	2,370	1,517	3,829	5,906	13,622
Finance lease liabilities	12	7	25	16	60
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(1)	Excludes $1,321 million of decommissioning liabilities, other provisions, and post-employment benefits, $61 million of capital leases, and $62 million of loans and notes payable.

	December 31, 2017
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$4,677	$280	$155	$118	$5,230
Interest-bearing liabilities	825	801	1,075	584	3,285
Finance lease liabilities	11	4	2	—	17
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(1)	Excludes $285 million of decommissioning liabilities, other provisions, and post-employment benefits, $17 million of capital leases, and $106 million of loans and notes payable.
(d)    Market Risk Management
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by our partnership will fluctuate because of changes in market prices. Market risk includes the risk of changes in interest rates, currency exchange rates and changes in market prices due to factors other than interest rates or currency exchange rates, such as changes in equity prices, commodity prices or credit spreads.
Financial instruments held by our partnership that are subject to market risk include other financial assets, borrowings, derivative instruments, such as interest rate and foreign currency contracts, and marketable securities.
The partnership is exposed to price risks arising from marketable securities and other financial assets. As at December 31, 2018 the balance of the portfolio was $546 million (2017: $461 million). A 10% change in the value of the portfolio would impact our equity by $55 million (2017: $46 million) and result in an impact on the consolidated statements of comprehensive income of $55 million (2017: $46 million).
Interest Rate Risk Management
The observable impacts on the fair values and future cash flows of financial instruments that can be directly attributable to interest rate risk include changes in net income from financial instruments whose cash flows are determined with reference to floating interest rates and changes in the fair values of financial instruments whose cash flows are fixed in nature. A 10 basis point increase or decrease in the interest rates does not have a material impact on the partnership’s net income.
Foreign Currency Risk Management
Changes in currency rates will impact the carrying value of financial instruments and our partnership’s net investment and cash flows denominated in currencies other than the U.S. dollar. The tables below set out our partnership’s currency exposure as at December 31, 2018 and 2017:

	December 31, 2018
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$3,636	$402	$2,197	$1,186	$658	$480	$1,222	$9,781
Non-current assets	9,414	733	819	1,997	993	3,065	516	17,537
	$13,050	$1,135	$3,016	$3,183	$1,651	3,545	$1,738	$27,318

Liabilities
Current liabilities	$2,886	$551	$2,514	$1,232	$592	$314	$927	$9,016
Non-current liabilities	8,571	123	189	516	505	1,824	80	11,808
	$11,457	$674	$2,703	$1,748	$1,097	$2,138	$1,007	$20,824

Non-controlling interest	1,060	52	171	750	383	1,052	63	3,531
Net investment to the partnership	$533	$409	$142	$685	$171	$355	$668	$2,963

	December 31, 2017
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$1,482	$497	$1,871	$1,232	$142	$487	$722	$6,433
Non-current assets	1,655	817	512	2,329	204	3,535	319	9,371
	$3,137	$1,314	$2,383	$3,561	$346	4,022	$1,041	$15,804

Liabilities
Current liabilities	$817	$594	$2,108	$1,294	$81	$306	$490	$5,690
Non-current liabilities	816	78	143	743	28	2,096	146	4,050
	$1,633	$672	$2,251	$2,037	$109	$2,402	$636	$9,740

Non-controlling interest	430	101	4	897	134	1,250	210	3,026
Net investment to the partnership	$1,074	$541	$128	$627	$103	$370	$195	$3,038
The net income impact to the partnership of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the partnership is exposed to foreign currency risk on the net assets of its foreign currency denominated operations. The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the United States dollar is summarized below:

	December 31, 2018
(US$ MILLIONS)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$(36)	$—
Canadian dollar	(12)	3
Brazilian real	(35)	4
Other	(19)	5

	December 31, 2017
(US$ MILLIONS)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$(88)	$—
Canadian dollar	(37)	—
Brazilian real	(33)	—
Other	(9)	(20)

	December 31, 2016
(US$ MILLIONS)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$(55)	$—
Canadian dollar	(50)	—
Other	(3)	1

(e)    Credit Risk Management
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
The partnership assesses the credit worthiness of each counterparty before entering into contracts and ensures that counterparties meet minimum credit quality requirements. The partnership also evaluates and monitors counterparty credit risk for derivative financial instruments and endeavours to minimize counterparty credit risk through diversification, collateral arrangements, and other credit risk mitigation techniques. All of the partnership’s derivative financial instruments involve either counterparties that are banks or other financial institutions. The partnership does not have any significant credit risk exposure to any single counterparty.